GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2015
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GEOGRAPHIC INFORMATION

NOTE 17 GEOGRAPHIC INFORMATION

The Company has both domestic (U.S.) and international customers for its products. Sales for the years ended December 31, 2015 and 2014 were as follows:

	2015	2014
Domestic sales	$2,096,825	$1,559,614
International sales	45,215	46,640

Total sales	$2,142,040	$1,606,254